Related Party Transactions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023
Related Party Transaction [Line Items]
Related Party Transactions
NOTE
5-RELATED

PARTY TRANSACTIONS
Founder Shares
On November 5, 2021, the Sponsor paid an aggregate of $25,000 to cover certain offering and formation costs of the Company in consideration for 17,250,000 of the Company’s Class B Ordinary Shares (the “Founder Shares”). On December 13, 2021, the Company effected a share recapitalization with respect to the Class B Ordinary Shares whereby the Company issued one and one-quarter

Class B Ordinary Shares in respect of each outstanding Class B Ordinary Share, resulting in the Sponsor owning 21,562,500 Founder Shares.
The Founder Shares included an aggregate of up to 2,812,500 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over- allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On February 19, 2022, 2,812,500 Founder Shares were forfeited because the underwriters did not exercise their over-allotment option, resulting in the Company’s Sponsor holding 18,750,000 Founder Shares.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,

share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading

day period, provided such release shall not occur earlier than 180 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property.
Promissory Note
On November 5, 2021, the Company issued the promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory

Note is

non-interest
bearing and payable on the earlier of (i) December 31, 2022 or (ii) the completion of the Initial Public Offering. As of December 31, 2021, there was
$
300,000
outstanding under the Promissory Note. On January 11, 2022, the amount outstanding under the Promissory Note was repaid in full, and borrowings under the Promissory Note are no longer available.
Due to Sponsor
As of December 31, 2021, the amount due to the Sponsor was $14,537. The amounts were unpaid reimbursements of offering costs paid by the Sponsor on behalf of the Company. On January 11, 2022, the amount outstanding due to the Sponsor was repaid in full.
Administrative Services Agreement
The Company entered into an agreement with the Sponsor and Global Eagle Acquisition LLC (“GEA”), an entity affiliated with the Sponsor and the members of the Company’s management team, pursuant to which, commencing on January 5, 2022, it agreed to pay GEA $
15,000
per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. During the three months ended March 31, 2024 and 2023, the Company incurred $
15,000
and $
45,000
, respectively
,
in expenses for services provided by the Sponsor in connection with the aforementioned agreement. As of March 31, 2024 and December 31, 2023, $
15,000
and $
45,000
, respectively,
are
included in accounts payable and accrued expenses in the accompanying consolidated balance sheets, respectively.
In

addition, the Company has agreed that it will indemnify the Sponsor from any claims arising out of or relating to the Initial Public Offering or the Company’s operations or conduct of the Company’s business or any claim against the Sponsor alleging any expressed or implied management or endorsement by the Sponsor of any of the Company’s activities or any express or implied association between the Sponsor and the Company or any of its affiliates, which agreement will provide that the indemnified parties cannot access the funds held in the Trust Account.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. On May 7, 2024, the Company issued a promissory note to the Sponsor in connection with the Working Capital Loans with a principal amount of up to $2.0 million. See note 12 for additional information. There have been no borrowings under this arrangement to date.

Note
5-Related
Party Transactions
Founder Shares
On November 5, 2021, the Sponsor paid an aggregate of $25,000 to cover certain offering
and
formation costs of the Company in consideration for 17,250,000 of the Company’s Class B ordinary shares (the “Founder Shares”). On December 13, 2021, the Company effected a share recapitalization with respect to the Class B ordinary shares whereby the Company issued one and one-quarter
 Class B ordinary shares in respect of each outstanding Class B ordinary share, resulting in the Sponsor owning 21,562,500 Founder Shares. The Founder Shares included an aggregate of up to 2,812,500 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the initial public offering. On February 19, 2022, 2,812,500 Founder Shares were forfeited because the underwriters did not exercise their over-allotment option, resulting in the Company’s Sponsor holding 18,750,000
Founder Shares.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
 share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
 day period, provided such release shall not occur earlier than 180 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Promissory Note
On November 5, 2021, the Company issued the promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is
non-interest
 bearing and payable on the earlier of (i) December 31, 2022 or (ii) the completion of the initial public offering. As of December 31, 2021, there was $300,000 outstanding under the Promissory Note. On January 11, 2022, the amount outstanding under the Promissory Note was repaid in full, and borrowings under the Promissory Note are no longer available.
Due to Sponsor
As of December 31, 2021, the amount due to Sponsor was $14,537. The amounts were unpaid reimbursements of offering costs paid by the Sponsor on behalf of the Company. On January 11, 2022, the amount outstanding due to Sponsor was repaid in full.
Administrative Services Agreement
The Company entered into an agreement with the Sponsor and
Global Eagle Acquisition LLC
GEA

pursuant to which, commencing on January 5, 2022, it agreed to pay GEA, an affiliate of the Sponsor, $
15,000
per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. During the years ended December 31, 2023 and 2022 and the period from November 3, 2021 (inception) to December 31, 2021, the Company incurred $
180,000
, $
180,000 and $
0, respectively, in expenses for services provided by the Sponsor in connection with the aforementioned agreement. As of December 31, 2023 and December 31, 2022, $
45,000 and $45,000
In addition, the Company has agreed that it will indemnify the Sponsor from any claims arising out of or relating to the initial public offering or the Company’s operations or conduct of the Company’s business or any claim against the Sponsor alleging any expressed or implied management or endorsement by the Sponsor of any of the Company’s activities or any express or implied association between the Sponsor and the Company or any of its affiliates, which agreement will provide that the indemnified parties cannot access the funds held in the Trust Account.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, such loans may be converted upon completion of a Business Combination into warr an
ts of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender up to $1,500,000, per going concern note. Such warrants would be identical to the private placement warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account wo
u
ld be used to repay the Working Capital Loans. There have been no borrowings under this arrangement to date.

STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Related Party Transactions
18. Related Party Transactions
Transactions with Lionsgate
As described in Note 1, Lionsgate utilizes a centralized approach to cash management. Cash generated by the Company or borrowed under certain debt obligations is managed by Lionsgate’s centralized treasury function and is routinely transferred to the Company or to the Starz Business to fund operating activities of the Studio Business and the Starz Business when needed.

Becaus
e of this centralized approach to cash management, financial transactions for cash movement and the settlement of payables and receivables when due with Lionsgate are generally accounted for through the net parent investment account. Net parent investment is presented in the combined statements of equity (deficit). Settlements of amounts payable and receivable when due through the net parent investment account are reflected as cash payments or receipts for the applicable operating transaction within operating activities in the combined statements of cash flows, with the net change in parent net investment included within financing activities in the combined statements of cash flows.
In the normal course of business, the Company enters into transactions with Lionsgate and the Starz Business which include the following, which unless otherwise indicated are settled through net parent investment at the time of the transaction:
Licensing of content to the Starz Business:
The Company licenses motion pictures and television programming (including Starz original productions) to the Starz Business. The license fees generally are due upon delivery or due at a point in time following the first showing. License fee amounts due are settled with the Starz Business through parent net investment. License fees receivable, not yet due from the Starz Business, are reflected in due from the Starz Business on the condensed combined balance sheets. The consideration to which the Company is entitled under the license agreement with the Starz Business is included in revenue from contracts with customers and presented separately in the unaudited combined statements of operations, see Note 10 for further information.
Corporate expense allocations:
As previously described in Note 1, the accompanying condensed combined financial statements include allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services. During the nine months ended December 31, 2023, corporate expense allocations, excluding amounts related to share-based compensation discussed below, amounted to $76.2 million (nine months ended December 31, 2022—$57.7 million).
Operating expense reimbursement
: As previously described in Note 1, the Company pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the Company such as legal expenses, software development costs and severance. These expenditures are reflected in the financial statements of the Studio Business and the Starz Business as applicable.
Share-based compensation:
Lionsgate provides share-based compensation related to the Studio Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is charged to the Studio Business.
Monetization of certain accounts receivables:
The Company had an agreement with Starz for Starz to transfer certain accounts receivables to the Company to participate in the Company’s pooled monetization arrangement. The Company purchased the transferred receivables at fair value and recorded them at the purchased amount on its balance sheet and classified the purchase price paid in parent net investment. See Note 17 for further information. The accounts receivables purchased from the Starz Business have historically been pledged as collateral under this agreement. Any discount on the purchase of the receivable from the Starz Business is accreted to interest income over the period to collection of the accounts receivable. The accounts receivable purchased from the Starz Business and subsequent collections are reflected as investing activities in the combined statements of cash flows.

Parent
Net Investment
The net transfers to and from Lionsgate discussed above were as follows:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$(241.7)	$111.5
Licensing of content (1)	428.8	623.7
Corporate reimbursements	5.9	8.0
Corporate expense allocations (excluding allocation of share-based compensation)	20.2	12.3
Funding of purchases of accounts receivables held for collateral	(85.6)	(135.4)

Net transfers to Parent per combined statements of cash flows	$127.6	$620.1

Share based compensation (including allocation of share-based compensation)	(53.6)	(42.2)
Other non-cash transfer	16.6	—

Net transfers to Parent per combined statements of equity (deficit)	$90.6	$577.9

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.

20. Related Party Transactions
Transactions with Lionsgate
As described in Note 1, Lionsgate utilizes a centralized approach to cash management. Cash generated by the Company or borrowed under certain debt obligations is managed by Lionsgate’s centralized treasury function and is routinely transferred to the Company or to the Starz Business to fund operating activities of the Studio Business and the Starz Business when needed.
Because of this centralized approach to cash management, financial transactions for cash movement and the settlement of payables and receivables when due with Lionsgate are generally accounted for through the net parent investment account. Net parent investment is presented in the combined statements of equity (deficit). Settlements of amounts payable and receivable when due through the net parent investment account are reflected as cash payments or receipts for the applicable operating transaction within operating activities in the combined statements of cash flows, with the net change in parent net investment included within financing activities in the combined statements of cash flows.
In the normal course of business, the Company enters into transactions with Lionsgate and the Starz Business which include the following, which unless otherwise indicated are settled through net parent investment at the time of the transaction:
Licensing of content to the Starz Business:
The Company licenses motion pictures and television programming (including Starz original productions) to the Starz Business. The license fees generally are due upon delivery or due at a point in time following the first showing. License fee amounts due are settled with the Starz Business through parent net investment. License fees receivable, not yet due from the Starz Business, are reflected in due from the Starz Business on the combined balance sheets. The consideration to which the Company is entitled under the license agreements with the Starz Business is included in revenue from contracts with customers and presented separately in the combined statement of operations. See Note 12 for further information.
Corporate expense allocations:
As previously described in Note 1, the accompanying combined financial statements include allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services. During the year ended March 31, 2023, corporate expense allocations, excluding amounts related to share-based compensation discussed below, amounted to $100.9 million (2022—$80.0 million, 2021—$91.4 million).
Operating expense reimbursement:
As previously described in Note 1, the Company pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the Company such as legal expenses, software development costs and severance. These expenditures are reflected in the financial statements of the Studio Business and the Starz Business as applicable.
Share- based compensation:
Lionsgate provides share-based compensation related to the Studio Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Studio Business.
Monetization of certain accounts receivables:
The Company has entered into an agreement with Starz for Starz to transfer certain accounts receivables to the Company to participate in the Company’s pooled monetization arrangement. The Company purchases the transferred receivables at fair value and records them at the purchased amount on its balance sheet and classifies the purchase price paid in parent net investment. See Note 19 for further information. The accounts receivables purchased from the Starz Business have historically been pledged as collateral under this agreement. Any discount on the purchase of the receivable from the Starz Business is accreted to interest income over the period to collection of the accounts receivable. The accounts receivable purchased from the Starz Business and subsequent collections are reflected as investing activities in the combined statements of cash flows.
Parent Net Investment
The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Cash pooling and general financing activities	$36.1	$(305.2)	$(143.5)
Licensing of content (1)	733.3	567.7	209.4
Corporate reimbursements	13.3	10.8	8.0
Corporate expense allocations (excluding allocation of share-based compensation)	22.3	19.3	22.4
Funding of purchases of accounts receivables held for collateral	(183.7)	(172.9)	(212.5)

Net transfers to (from) Parent per combined statements of cash flows	$621.3	$119.7	$(116.2)

Share-based compensation (including allocation of share-based compensation)	(73.4)	(70.2)	(58.0)
Other non-cash transfer	2.5	—	—

Net transfers to (from) Parent per combined statements of equity (deficit)	$550.4	$49.5	$(174.2)

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
Other Related Party Transactions
In April 2004, the Company entered into agreements (as amended) with Ignite, LLC (“Ignite”) for distribution rights to certain films. Michael Burns, the Vice Chair and a director of Lionsgate, owns a 65.45% interest in Ignite, and Hardwick Simmons, a director of Lionsgate, owns a 24.24% interest in Ignite. During the year ended March 31, 2023, $0.4 million was paid to Ignite under these agreements.
Transactions with Equity Method Investees
Equity Method Investees.
In the ordinary course of business, the Company is involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company’s films and television programs and the lease of a studio facility owned by an equity-method investee, for which the impact on the Company’s combined balance sheets and combined statements of operations is as follows (see Note 1 and Note 5 for further information):

	March 31,
	2023	2022

	(Amounts in millions)
Combined Balance Sheets
Accounts receivable	$10.8	$10.5
Investment in films and television programs (1)	7.9	1.6
Other assets, noncurrent (1)(2)	45.8	43.5

Total due from related parties	$64.5	$55.6

Accounts payable (3)	$16.8	$17.0
Other accrued liabilities (1)	6.7	5.2
Participations and residuals, current	7.5	5.9
Participations and residuals, noncurrent	2.0	1.1
Other liabilities (1)	41.4	38.3

Total due to related parties	$74.4	$67.5

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Combined Statements of Operations
Revenues	$4.8	$3.0	$6.3
Direct operating expense	$8.3	$6.5	$10.8
Distribution and marketing expense	$0.4	$0.2	$0.2
Interest and other income	$—	$3.0	$2.9

(1)
During the year ended March 31, 2022, the Company entered into certain operating leases related to a studio facility owned by an equity-method investee. Amounts related to these leases are included in investment in films and television programs, other assets—noncurrent, other accrued liabilities and other liabilities in the combined balance sheets at March 31, 2023 and 2022.

(2)
During the years ended March 31, 2022 and 2021, the Company made loans (including accrued interest) of $3.0 million and $2.9 million, respectively, to certain of its equity method investees (2023—none). As of March 31, 2023 and 2022, no amounts are included in other assets, noncurrent in the Company’s combined balance sheets related to these loans (net of equity interests losses applied against such loans).

(3)	Amounts primarily represent production related advances due to certain of its equity method investees.

In addition, as of March 31, 2023, the Company has entered into certain leases that have not yet commenced primarily related to studio facilities owned by an equity-method investee, for which construction has not yet been completed. See Note 9 for further information.